FAIR VALUE OF ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosures
FAIR VALUE OF ASSETS AND LIABILITIES

Determination of Fair Value
The Company uses fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures. The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Fair value is best determined based upon quoted market prices. However, in many instances, there are no quoted market prices for the Company’s various financial instruments.  In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accordingly, the fair value estimates may not be realized in an immediate settlement of the instrument.

The following methods and assumptions were used by the Company in estimating fair value disclosures of its financial instruments:

◦	Cash and cash equivalents. The carrying amounts of cash and short-term instruments approximate the fair values based on the short-term nature of the assets.

◦
Securities available for sale.  Included in the available for sale category are both debt and equity securities.  The securities measured at fair value in Level 1 are based on quoted market prices in an active exchange market. Securities measured at fair value in Level 2 are based on pricing models that consider standard input factors such as observable market data, benchmark yields, interest rate volatilities, broker/dealer quotes, credit spreads and new issue data. The Company utilizes a nationally-recognized third-party pricing service to estimate fair value measurements for the majority of its portfolio.  The pricing service evaluates each asset class based on relevant market information considering observable data, but these prices do not represent binding quotes.  The fair value prices on all investments are reviewed for reasonableness by management.  Securities measured at fair value in Level 3 include collateralized debt obligations that are backed by trust preferred securities issued by banks, thrifts and insurance companies. Management determined that an orderly and active market for these securities and similar securities did not exist based on a significant reduction in trading volume and widening spreads relative to historical levels. The Company estimates future cash flows discounted using a rate management believes is representative of current market conditions.  Factors in determining the discount rate include the current level of deferrals and/or defaults, changes in credit rating and the financial condition of the debtors within the underlying securities, broker quotes for securities with similar structure and credit risk, interest rate movements and pricing for new issuances.

◦	Federal Home Loan Bank stock. The carrying value of FHLB stock approximates fair value based on the redemption provisions of the FHLB.

◦	Loans held for sale. The fair value of loans held for sale is estimated using quoted market prices.

◦
Loans receivable.  For variable rate loans that reprice frequently and have no significant change in credit risk, fair values are based on carrying values.  The fair value of fixed-rate loans are estimated by discounting the future cash flows using the rates at the end of the period in which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

◦	Accrued interest receivable. The carrying amount of accrued interest approximates fair value.

◦
Deposits.  The fair value of demand deposits, negotiable orders of withdrawal, regular savings, certain money market deposits and mortgagors’ and investors’ escrow accounts is the amount payable on demand at the reporting date.  The fair value of certificates of deposit and other time deposits is estimated using a discounted cash flow calculation that applies interest rates currently being offered for deposits of similar remaining maturities to a schedule of aggregated expected maturities on such deposits.

◦
Federal Home Loan Bank advances.  The fair value of the advances is estimated using a discounted cash flow calculation that applies current FHLB interest rates for advances of similar maturity to a schedule of maturities of such advances.

◦	Junior subordinated debt owed to unconsolidated trust. Rates currently available for debt with similar terms and remaining maturities are used to estimate fair value of existing debt.

◦
Interest rate swap agreements.  The fair value of the Company’s interest rate swaps are obtained from a third-party pricing service and are determined using a discounted cash flow analysis on the expected cash flows of the derivative.  The pricing analysis is based on observable inputs for the contractual term of the derivative, including the period to maturity and interest rate curves.

◦
Forward loan sale commitments and derivative loan commitments.  Forward loan sale commitments and derivative loan commitments are based on the fair values of the underlying mortgage loans, including the servicing rights for derivative loan commitments, and the probability of such commitments being exercised.  Significant management judgment and estimation is required in determining these fair value measurements.

◦
Off-balance sheet instruments.  Fair values for off-balance sheet lending commitments are based on fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the counterparties' credit standings.

 Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table presents assets and liabilities measured at fair value on a recurring basis as of December 31, 2013 and 2012.  The Company had no significant transfers into or out of Levels 1, 2 or 3 during the years ended December 31, 2013 and 2012.

	December 31, 2013
	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
U.S. Government and agency obligations	$8,975	$45,570	$—	$54,545
Government-sponsored enterprises	—	26,292	—	26,292
Mortgage-backed securities	—	76,671	—	76,671
Corporate debt securities	—	3,798	—	3,798
Collateralized debt obligations	—	—	1,191	1,191
Obligations of state and political subdivisions	—	4,123	—	4,123
Tax-exempt securities	—	3,575	—	3,575
Foreign government securities	—	25	—	25
Forward loan sale commitments and derivative loan commitments	—	—	22	22
Total assets	$8,975	$160,054	$1,213	$170,242

Liabilities:
Interest rate swap agreements	$—	$486	$—	$486
Total liabilities	$—	$486	$—	$486

	December 31, 2012
	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
U.S. Government and agency obligations	$1,035	$55,224	$—	$56,259
Government-sponsored enterprises	—	23,967	—	23,967
Mortgage-backed securities	—	78,733	—	78,733
Corporate debt securities	—	7,694	—	7,694
Collateralized debt obligations	—	—	4,396	4,396
Obligations of state and political subdivisions	—	5,414	—	5,414
Foreign government securities	—	50	—	50
Forward loan sale commitments and derivative loan commitments	—	—	17	17
Total assets	$1,035	$171,082	$4,413	$176,530

Liabilities:
Forward loan sale commitments and derivative loan commitments	$—	$—	$4	$4
Interest rate swap agreement	—	849	—	849
Total liabilities	$—	$849	$4	$853

The following table shows a reconciliation of the beginning and ending balances for Level 3 assets (liabilities):

	Collateralized Debt Obligations	Derivatives and Forward Loan Sale Commitments, Net
	(In Thousands)
Balance at December 31, 2011	$2,917	$(8)
Total unrealized gains included in other comprehensive income	1,479	21
Balance at December 31, 2012	4,396	13
Total unrealized (losses) gains included in other comprehensive loss	(17)	9
Sales	(3,188)	—
Balance at December 31, 2013	$1,191	$22

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
The Company may also be required, from time to time, to measure certain other financial assets on a nonrecurring basis in accordance with generally accepted accounting principles.  These adjustments to fair value usually result from the application of lower-of-cost-or-market accounting or write-downs of individual assets.  The following table summarizes the fair value hierarchy used to determine each adjustment and the carrying value of the related individual assets as of December 31, 2013 and 2012.  There were no liabilities measured at fair value on a nonrecurring basis as of December 31, 2013 and 2012.

	At December 31, 2013			At December 31, 2012
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	(In Thousands)
Impaired loans	$—	$—	$1,384	$—	$—	$1,616
Other real estate owned	—	—	2,429	—	—	1,293
Total assets	$—	$—	$3,813	$—	$—	$2,909

The following table summarizes losses resulting from fair value adjustments for assets measured at fair value on a nonrecurring basis.

	Years Ended December 31,
	2013	2012	2011
	(In Thousands)
Impaired loans	$404	$367	$998
Other real estate owned	39	28	175
Total assets	$443	$395	$1,173

The Company measures the impairment of loans that are collateral dependent based on the fair value of the collateral (Level 3).  The fair value of collateral used by the Company represents the amount expected to be received from the sale of the property, net of selling costs, as determined by an independent, licensed or certified appraiser using observable market data.  This data includes information such as selling price of similar properties, expected future cash flows or earnings of the subject property based on current market expectations and relevant legal, physical and economic factors.  The appraised values of collateral are adjusted as necessary by management based on unobservable inputs for specific properties. Losses applicable to write-downs of impaired loans are based on the appraised market value of the underlying collateral, assuming foreclosure of these loans is imminent.

The amount of other real estate owned represents the carrying value of the collateral based on the appraised value of the underlying collateral less estimated selling costs.  The loss on foreclosed assets represents adjustments in the valuation recorded during the time period indicated and not for losses incurred on sales.

In accordance with applicable accounting guidance, the Company evaluates its goodwill for impairment.  Based on this evaluation, no goodwill impairment was recorded during the years ended December 31, 2013, 2012 and 2011.

Summary of Fair Values of Financial Instruments
The estimated fair values, and related carrying or notional amounts, of the Company’s financial instruments are presented in the following table.  Certain financial instruments and all nonfinancial instruments are exempt from disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

Management uses its best judgment in estimating the fair value of the Company's financial instruments; however, there are inherent weaknesses in any estimation technique.  Therefore, for substantially all financial instruments, the fair value estimates presented herein are not necessarily indicative of the amounts the Company could have realized in a sales transaction at December 31, 2013 or 2012.  The estimated fair value amounts for 2013 and 2012 have been measured as of their respective year-ends, and have not been re-evaluated or updated for purposes of these consolidated financial statements subsequent to those respective dates.  As such, the estimated fair values of these financial instruments subsequent to the respective reporting dates may be different than the amounts reported at each year-end.  The information presented should not be interpreted as an estimate of the fair value of the entire Company since a fair value calculation is only required for a limited portion of the Company's assets. Due to the wide range of valuation techniques and the degree of subjectivity used in making the estimate, comparisons between the Company's disclosures and those of other banks may not be meaningful.

As of December 31, 2013 and 2012, the recorded carrying amounts and estimated fair values of the Company's financial instruments are as follows:

	December 31, 2013
	Carrying Amount	Level 1	Level 2	Level 3	Total
Financial Assets:	(In Thousands)
Cash and cash equivalents	$27,321	$27,321	$—	$—	$27,321
Available for sale securities	170,220	8,975	160,054	1,191	170,220
Loans held for sale	1,764	—	—	1,766	1,766
Loans receivable, net	1,047,410	—	—	1,050,834	1,050,834
Federal Home Loan Bank stock	13,109	—	—	13,109	13,109
Accrued interest receivable	4,021	—	—	4,021	4,021
Financial Liabilities:
Deposits	984,749	—	—	987,705	987,705
Mortgagors' and investors' escrow accounts	3,214	—	—	3,214	3,214
Federal Home Loan Bank advances	176,272	—	178,448	—	178,448
Junior subordinated debt owed to unconsolidated trust	8,248	—	6,337	—	6,337
On-balance Sheet Derivative Financial Instruments:
Assets:
Derivative loan commitments	14	—	—	14	14
Forward loan sale commitments	8	—	—	8	8
Liabilities:
Interest rate swap agreements	486	—	486	—	486

	December 31, 2012
	Carrying Amount	Level 1	Level 2	Level 3	Total
Financial Assets:	(In Thousands)
Cash and cash equivalents	$37,689	$37,689	$—	$—	$37,689
Available for sale securities	176,513	1,035	171,082	4,396	176,513
Loans held for sale	5,069	—	—	5,232	5,232
Loans receivable, net	685,163	—	—	703,925	703,925
Federal Home Loan Bank stock	8,078	—	—	8,078	8,078
Accrued interest receivable	3,215	—	—	3,215	3,215
Financial Liabilities:
Deposits	705,148	—	—	709,357	709,357
Mortgagors' and investors' escrow accounts	3,207	—	—	3,207	3,207
Federal Home Loan Bank advances	97,699	—	102,919	—	102,919
Junior subordinated debt owed to unconsolidated trust	8,248	—	5,268	—	5,268
On-balance Sheet Derivative Financial Instruments:
Assets:
Derivative loan commitments	13	—	—	13	13
Forward loan sale commitments	4	—	—	4	4
Liabilities:
Derivative loan commitments	3	—	—	3	3
Forward loan sale commitments	1	—	—	1	1
Interest rate swap agreement	849	—	849	—	849